SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average deposits rates	0.01%	1.39%
Amounts offset from accounts receivable	$ 26,100	$ 22,936
Marketing expenses	$ 3,755	$ 3,143	$ 5,522
Number of shares outstanding options	4,716,941	6,930,143	7,507,811
Warrant to purchase purchase ordinary shares			26,667
Redeemable preferred shares		1,311,702	16,416,749
Severance expenses	$ 4,343	$ 3,659	$ 3,091
Employees contribution in percentage	100.00%
Employees contribution	$ 19,500
Company contribution	3.00%
401(k) Plan contribution	$ 135
Series A preferred shares [Member]
Redeemable preferred shares			27,778
RSU's [Member]
Number of shares outstanding options	2,458,254
Maximum [Member]
Employees contribution	$ 26,000